2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017
Accounting Policies [Abstract]
Inventory reserve	$ 27,067	$ 36,337
Allowance for doubtful accounts	$ 0	$ 0
Options outstanding	0	0
Uncertain tax positions	$ 0	$ 0
Potentially dilutive securities	0	0
Allowance for slow moving or obsolete inventory			$ 66,155	$ 27,067